UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MAY 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA WORLD GROWTH FUND
AUGUST 31, 2014

                                                                      (Form N-Q)

48051-1014                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA WORLD GROWTH FUND
August 31, 2014 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.4%)

              CONSUMER DISCRETIONARY (19.6%)
              ------------------------------
              ADVERTISING (2.3%)
    151,745   Omnicom Group, Inc.                                                        $   10,927
    779,566   WPP plc                                                                        16,346
                                                                                         ----------
                                                                                             27,273
                                                                                         ----------
              APPAREL RETAIL (0.6%)
    177,057   Urban Outfitters, Inc.*                                                         7,045
                                                                                         ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (3.4%)
    275,851   Burberry Group plc                                                              6,507
    133,912   Compagnie Financiere Richemont S.A.                                            12,771
    115,278   LVMH Moet Hennessy - Louis Vuitton S.A.                                        20,002
                                                                                         ----------
                                                                                             39,280
                                                                                         ----------
              AUTO PARTS & EQUIPMENT (0.9%)
    144,079   Delphi Automotive plc                                                          10,025
                                                                                         ----------
              AUTOMOTIVE RETAIL (0.9%)
     18,822   AutoZone, Inc.*                                                                10,142
                                                                                         ----------
              CABLE & SATELLITE (1.3%)
    410,299   British Sky Broadcasting Group plc                                              5,950
     63,304   Time Warner Cable, Inc.                                                         9,364
                                                                                         ----------
                                                                                             15,314
                                                                                         ----------
              CASINOS & GAMING (0.3%)
    628,432   William Hill plc                                                                3,652
                                                                                         ----------
              FOOTWEAR (0.4%)
     52,320   NIKE, Inc. "B"                                                                  4,110
                                                                                         ----------
              GENERAL MERCHANDISE STORES (0.4%)
     83,731   Target Corp.                                                                    5,030
                                                                                         ----------
              MOTORCYCLE MANUFACTURERS (0.2%)
     34,981   Harley-Davidson, Inc.                                                           2,223
                                                                                         ----------
              MOVIES & ENTERTAINMENT (5.8%)
    356,656   Time Warner, Inc.                                                              27,473
     51,099   Viacom, Inc. "B"                                                                4,147
    396,332   Walt Disney Co.                                                                35,622
                                                                                         ----------
                                                                                             67,242
                                                                                         ----------
              RESTAURANTS (2.4%)
    833,330   Compass Group plc                                                              13,551
    129,340   McDonald's Corp.                                                               12,122
     22,764   Whitbread plc                                                                   1,658
                                                                                         ----------
                                                                                             27,331
                                                                                         ----------
              SPECIALTY STORES (0.7%)
    287,069   Sally Beauty Holdings, Inc.*                                                    8,003
                                                                                         ----------
              Total Consumer Discretionary                                                  226,670
                                                                                         ----------

================================================================================

1  | USAA World Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (16.6%)
              ------------------------
              BREWERS (2.4%)
    658,241   Ambev S.A.                                                                 $    4,793
     98,830   Carlsberg A.S. "B"                                                              9,013
    191,445   Heineken N.V.                                                                  14,565
                                                                                         ----------
                                                                                             28,371
                                                                                         ----------
              DISTILLERS & VINTNERS (3.5%)
    834,320   Diageo plc                                                                     24,593
    136,771   Pernod Ricard S.A.                                                             16,127
                                                                                         ----------
                                                                                             40,720
                                                                                         ----------
              FOOD RETAIL (0.2%)
     35,000   Lawson, Inc.                                                                    2,513
                                                                                         ----------
              HOUSEHOLD PRODUCTS (5.1%)
    235,116   Colgate-Palmolive Co.                                                          15,219
     46,797   Procter & Gamble Co.                                                            3,889
    344,885   Reckitt Benckiser Group plc                                                    30,060
    387,625   Svenska Cellulosa AB "B"                                                        9,317
                                                                                         ----------
                                                                                             58,485
                                                                                         ----------
              PACKAGED FOODS & MEAT (5.4%)
    286,799   DANONE S.A.                                                                    20,025
    171,153   Kellogg Co.                                                                    11,120
    401,886   Nestle S.A.                                                                    31,190
                                                                                         ----------
                                                                                             62,335
                                                                                         ----------
              Total Consumer Staples                                                        192,424
                                                                                         ----------
              ENERGY (3.4%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (2.9%)
     96,002   National-Oilwell Varco, Inc.                                                    8,297
    205,579   Saipem S.p.A.*                                                                  4,878
    185,667   Schlumberger Ltd.                                                              20,357
                                                                                         ----------
                                                                                             33,532
                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    395,000   INPEX Corp.                                                                     5,657
                                                                                         ----------
              Total Energy                                                                   39,189
                                                                                         ----------
              FINANCIALS (14.1%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (5.9%)
    495,420   Bank of New York Mellon Corp.                                                  19,411
    294,942   Franklin Resources, Inc.                                                       16,670
    161,836   Julius Baer Group Ltd.*                                                         7,356
    347,225   State Street Corp.                                                             25,011
                                                                                         ----------
                                                                                             68,448
                                                                                         ----------
              CONSUMER FINANCE (1.5%)
    192,388   American Express Co.                                                           17,228
                                                                                         ----------
              DIVERSIFIED BANKS (3.4%)
     17,503   Credicorp Ltd.                                                                  2,714
    171,314   Erste Group Bank AG                                                             4,396
    522,493   Grupo Financiero Banorte S.A. "O"                                               3,684
    473,490   Itau Unibanco Holding S.A. ADR                                                  8,523
    622,600   Kasikornbank Public Co. Ltd.                                                    4,405
     10,476   Komercni Banka A.S.                                                             2,432
  1,049,334   Sberbank of Russia*(a)                                                          2,076
    568,978   Standard Chartered plc                                                         11,458
                                                                                         ----------
                                                                                             39,688
                                                                                         ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              DIVERSIFIED CAPITAL MARKETS (1.1%)
    728,109   UBS AG*                                                                    $   13,054
                                                                                         ----------
              INVESTMENT BANKING & BROKERAGE (1.3%)
     81,379   Goldman Sachs Group, Inc.                                                      14,576
                                                                                         ----------
              REINSURANCE (0.4%)
     49,514   Swiss Re AG*                                                                    4,059
                                                                                         ----------
              SPECIALIZED FINANCE (0.5%)
     84,425   Deutsche Boerse AG                                                              6,002
                                                                                         ----------
              Total Financials                                                              163,055
                                                                                         ----------
              HEALTH CARE (12.9%)
              -------------------
              HEALTH CARE EQUIPMENT (4.4%)
    229,141   Medtronic, Inc.                                                                14,631
     54,422   Sonova Holding AG                                                               8,702
    223,795   St. Jude Medical, Inc.                                                         14,679
    157,797   Stryker Corp.                                                                  13,146
                                                                                         ----------
                                                                                             51,158
                                                                                         ----------
              HEALTH CARE SUPPLIES (0.7%)
    181,612   DENTSPLY International, Inc.                                                    8,664
                                                                                         ----------
              LIFE SCIENCES TOOLS & SERVICES (3.2%)
    220,022   Thermo Fisher Scientific, Inc.                                                 26,449
     97,347   Waters Corp.*                                                                  10,068
                                                                                         ----------
                                                                                             36,517
                                                                                         ----------
              PHARMACEUTICALS (4.6%)
    187,422   Bayer AG                                                                       25,131
     77,638   Johnson & Johnson                                                               8,054
    135,459   Merck KGaA                                                                     11,788
     28,766   Roche Holding AG                                                                8,388
                                                                                         ----------
                                                                                             53,361
                                                                                         ----------
              Total Health Care                                                             149,700
                                                                                         ----------
              INDUSTRIALS (14.6%)
              -------------------
              AEROSPACE & DEFENSE (5.1%)
    294,947   Honeywell International, Inc.                                                  28,088
     84,386   MTU Aero Engines Holding AG                                                     7,362
    214,804   United Technologies Corp.                                                      23,195
                                                                                         ----------
                                                                                             58,645
                                                                                         ----------
              AIR FREIGHT & LOGISTICS (1.5%)
    176,639   United Parcel Service, Inc. "B"                                                17,192
                                                                                         ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.7%)
    236,720   Legrand S.A.                                                                   13,086
     24,672   Rockwell Automation, Inc.                                                       2,877
    184,188   Schneider Electric S.A.                                                        15,566
                                                                                         ----------
                                                                                             31,529
                                                                                         ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.8%)
    117,437   Adecco S.A.*                                                                    8,891
                                                                                         ----------
              INDUSTRIAL CONGLOMERATES (1.7%)
    141,570   3M Co.                                                                         20,386
                                                                                         ----------
              MARINE (0.2%)
     16,663   Kuehne & Nagel International AG                                                 2,245
                                                                                         ----------
              RAILROADS (2.1%)
    345,947   Canadian National Railway Co.                                                  24,860
                                                                                         ----------

================================================================================

3  | USAA World Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.5%)
     87,585   Brenntag AG                                                                $    4,635
     33,468   NOW, Inc.*                                                                      1,105
                                                                                         ----------
                                                                                              5,740
                                                                                         ----------
              Total Industrials                                                             169,488
                                                                                         ----------
              INFORMATION TECHNOLOGY (11.1%)
              ------------------------------
              APPLICATION SOFTWARE (0.2%)
     37,428   Dassault Systemes S.A.                                                          2,478
                                                                                         ----------
              COMMUNICATIONS EQUIPMENT (0.6%)
    286,262   Cisco Systems, Inc.                                                             7,154
                                                                                         ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
    103,029   Visa, Inc. "A"                                                                 21,896
                                                                                         ----------
              ELECTRONIC COMPONENTS (1.6%)
     84,755   Amphenol Corp. "A"                                                              8,731
    312,200   HOYA Corp.                                                                     10,089
                                                                                         ----------
                                                                                             18,820
                                                                                         ----------
              INTERNET SOFTWARE & SERVICES (0.6%)
    114,096   eBay, Inc.*                                                                     6,332
                                                                                         ----------
              IT CONSULTING & OTHER SERVICES (2.1%)
    295,098   Accenture plc "A"                                                              23,921
                                                                                         ----------
              SEMICONDUCTORS (1.8%)
    149,526   Altera Corp.                                                                    5,284
    167,904   Microchip Technology, Inc.                                                      8,199
      6,179   Samsung Electronics Co. Ltd.                                                    7,520
                                                                                         ----------
                                                                                             21,003
                                                                                         ----------
              SYSTEMS SOFTWARE (2.3%)
     68,953   Check Point Software Technologies Ltd.*                                         4,897
    520,705   Oracle Corp.                                                                   21,625
                                                                                         ----------
                                                                                             26,522
                                                                                         ----------
              Total Information Technology                                                  128,126
                                                                                         ----------
              MATERIALS (6.1%)
              ----------------
              INDUSTRIAL GASES (4.1%)
     50,356   Air Liquide S.A.                                                                6,434
    149,454   Linde AG                                                                       29,584
     93,968   Praxair, Inc.                                                                  12,361
                                                                                         ----------
                                                                                             48,379
                                                                                         ----------
              SPECIALTY CHEMICALS (2.0%)
    202,577   AkzoNobel N.V.                                                                 14,318
     84,589   International Flavors & Fragrances, Inc.                                        8,593
                                                                                         ----------
                                                                                             22,911
                                                                                         ----------
              Total Materials                                                                71,290
                                                                                         ----------
              Total Common Stocks (cost: $745,846)                                        1,139,942
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                            COUPON                      VALUE
(000)         SECURITY                                              RATE     MATURITY         (000)
---------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.6%)

              COMMERCIAL PAPER (0.4%)

              FINANCIALS (0.4%)
              -----------------
              DIVERSIFIED BANKS (0.4%)
$     4,212   HSBC USA, Inc.                                       0.05%    9/02/2014    $    4,212
                                                                                         ----------
              Total Financials                                                                4,212
                                                                                         ----------
              Total Commercial Paper                                                          4,212
                                                                                         ----------

NUMBER OF
SHARES
---------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (1.2%)
 13,958,334   State Street Institutional Liquid Reserves Fund Premier Class, 0.07% (b)       13,958
                                                                                         ----------
              Total Money Market Funds                                                       13,958
                                                                                         ----------
              Total Money Market Instruments (cost: $18,170)                                 18,170
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $764,016)                                         $1,158,112
                                                                                         ==========

($ IN 000s)                                    VALUATION HIERARCHY
                                               -------------------
                                  (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                QUOTED PRICES         OTHER          SIGNIFICANT
                                  IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                   MARKETS         OBSERVABLE           INPUTS
                                FOR IDENTICAL        INPUTS
ASSETS                              ASSETS                                                    TOTAL
---------------------------------------------------------------------------------------------------
Common Stocks                   $   1,137,866      $     2,076      $         --      $   1,139,942
Money Market Instruments:
  Commercial Paper                         --            4,212                --              4,212
  Money Market Funds                   13,958               --                --             13,958
---------------------------------------------------------------------------------------------------
Total                           $   1,151,824      $     6,288      $         --      $   1,158,112
---------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through August 31, 2014, common stocks with a fair value of $10,209,000 was transferred from Level 2 to Level 1 Due to an assessment of events at the end of the prior reporting period, the security had adjustments to its foreign market closing price to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At August 31, 2014, the closing price was not adjusted for the security. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA World Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: World Growth Fund Shares (Fund Shares) and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

6  | USAA World Growth Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.

================================================================================

7  | USAA World Growth Fund

================================================================================

Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets, and commercial paper, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2014, were $409,388,000 and $15,292,000, respectively, resulting in net unrealized appreciation of $394,096,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,158,164,000 at August 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 46.1% of net assets at August 31, 2014.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

SPECIFIC NOTES

(a) Security was fair valued at August 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,076,000, which represented 0.2% of the Fund's net assets.
(b) Rate represents the money market fund annualized seven-day yield at August 31, 2014.
*     Non-income-producing security.

================================================================================

9  | USAA World Growth Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    10/27/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    10/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2014
         ------------------------------